Fair value measurements - Unaudited Condensed Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$ 1,642	$ (1,930)
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(1,542)	(2,709)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	0	(42)
Total Gain/(loss) on derivative financial instruments, net	100	(4,681)
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(473)	(667)
Total Gain/(loss) recognized	(473)	(667)
Gain/(loss) on forward freight agreements
Total Gain/(loss) recognized	(541)	283
Forward freight agreements
Gain/(loss) on forward freight agreements
Realized gain/(loss) on forward freight agreements	(500)	283
Unrealized gain/(loss) on forward freight agreements	(41)	0
Total Gain/(loss) recognized	$ (541)	$ 283